SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Disclosure of Events After Reporting Period [abstract]
SUBSEQUENT EVENTS

NOTE 38. SUBSEQUENT EVENTS
Events occurring after the closing date and prior to the issuance of these financial statements are detailed below:
Irrevocable Contributions

Contributing company	Recipient company	Date	Currency of contribution	Amount in currency of contribution	Amount in Ps.
Grupo Financiero Galicia S.A.	Galicia Holdings US Inc	10.04.24	USD	1,500,000	1,461,750
Grupo Financiero Galicia S.A.	Galicia Investments LLC	10.04.24	USD	1,000	975
Grupo Financiero Galicia S.A.	Galicia Ventures LP	10.04.24	USD	99,000	96,476
Issuance of Negotiable Obligations

Company	Placement date	Class No.	Currency	NV	Term	Maturity Date	Rate
Banco Galicia	10.10.24	XVI	USD	325,000,000	4 years	10.10.28	7.75%
Banco Galicia	11.01.24	XVII	USD	83,477,768	6 months	04.30.25	2.00%
Tarjeta Naranja	11.21.24	LXIII	USD	179,163,334	367 days	11.28.25	6.25%
On 10.17.24, the Argentine Central Bank authorized Banco Galicia to access the foreign exchange market to facilitate the repatriation of direct and indirect investments by HSBC Latin America BV in HSBC Bank Argentina S.A., as part of the sale agreement approved by the BCRA Board (See Note 9), provided that the access is executed for up to the equivalent of the funds raised abroad through the issuance of Class XVI negotiable obligations.
Dividends
On 10.16.24, the Ordinary Shareholders' Meeting of Tarjeta Naranja S.A. approved the payment of dividends for Ps. 36,000,000.